SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 68.5%
	Alabama — 1.5%
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2025	$1,000,000	$ 1,225,160
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	1,500,000	1,561,275
	Arizona — 0.5%
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.47% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	920,000	924,668
	California — 3.7%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.00% due 4/1/2034 (put 4/1/2021)	1,000,000	1,001,250
	California (Dignity Health) HFFA, ETM, Series A, 5.00% due 3/1/2021	1,000,000	1,007,440
[a]	California Infrastructure and Economic Development Bank (California Academy of Sciences), Series D, 0.485% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	2,000,000	1,998,724
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.751% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	999,326
	City of Los Angeles CA, 4.00% due 6/24/2021	1,500,000	1,527,225
	Los Angeles Department of Water & Power Power System Revenue, Series B, 4.00% due 7/1/2021	500,000	509,540
	Colorado — 1.3%
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2022 - 12/1/2024	365,000	414,640
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2021 - 12/1/2023	1,825,000	1,994,336
	Connecticut — 1.9%
[a]	Connecticut State Health & Educational Facilities Authority (Yale University), Series X-2, 1.80% due 7/1/2037 (put 2/9/2021)	1,500,000	1,502,340
	State of Connecticut GO, Series C, 5.00% due 6/15/2022	715,000	763,834
	State of Connecticut Special Tax Revenue,
	Series B, 5.00% due 10/1/2021	525,000	543,333
	Series C, 5.00% due 10/1/2022	680,000	735,400
	Florida — 2.7%
	Broward County School Board (Educational Facilities) COP, Series A, 5.00% due 7/1/2024	1,415,000	1,640,155
	City of Orlando (Insured: AGM), Series A, 4.00% due 11/1/2021	900,000	924,462
[a]	Escambia County (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	802,334
	School Board of Miami-Dade County, 2.00% due 2/25/2021	1,500,000	1,503,900
	State of Florida (Department of Transportation Right-of-Way Acquisition & Bridge Construction) GO, Series B, 5.00% due 7/1/2023	255,000	285,567
	Georgia — 2.9%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2021	650,000	672,692
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2024	1,000,000	1,158,740
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2022	1,000,000	1,059,460
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024	1,430,000	1,616,809
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.51% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	1,000,000	995,811
	Illinois — 4.5%
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	415,136
	City of Chicago (Water System), Series 2017-2, 5.00% due 11/1/2022	600,000	644,124
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	539,875
	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,616,160
	State of Illinois (State Facilities Improvements) GO,
	4.875% due 5/1/2021	500,000	506,365
	5.00% due 3/1/2022	575,000	600,036
	Series A, 5.00% due 10/1/2022	1,000,000	1,061,490
	Series D, 5.00% due 11/1/2021 - 11/1/2024	1,500,000	1,619,060
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	603,749
	5.00% due 12/1/2024	870,000	981,795
	Indiana — 0.7%
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series L, 0.37% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	1,300,000	1,300,598
	Kentucky — 1.5%
	Kentucky State Property & Building Commission (Project No. 112), Series B, 5.00% due 11/1/2021	1,500,000	1,555,950
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	1,200,000	1,203,600
	Louisiana — 2.2%
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	600,000
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,547,520
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	875,000	1,031,984
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	963,303
	Maryland — 1.1%
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2022 - 4/15/2024	1,200,000	1,309,107
	Washington County (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2021 - 1/1/2023	670,000	692,727

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Massachusetts — 0.6%
[a]	Commonwealth of Massachusetts GO, Series A, 5.00% due 6/1/2044 (put 6/1/2023)	$1,000,000	$ 1,114,830
	Michigan — 1.1%
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	500,000	524,133
	Livonia Public Schools School District (Insured: BAM) GO, 5.00% due 5/1/2021	585,000	593,904
	Michigan State Hospital Finance Authority (Trinity Health Corp. Obligated Group), Series C, 5.00% due 12/1/2021	500,000	521,815
	Northern Michigan University, Series A, 5.00% due 12/1/2021	435,000	451,786
	Minnesota — 0.5%
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.64% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	1,000,000	1,003,627
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	404,509
	Nebraska — 0.6%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,124,090
	Nevada — 1.9%
	Clark County Department of Aviation, Series A, 5.00% due 7/1/2021	2,000,000	2,046,080
[a]	Clark County Nevada Pollution Control Revenue (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	514,665
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	254,975
	Las Vegas Valley Water District GO, Series B, 5.00% due 6/1/2023	700,000	780,675
	New Jersey — 4.7%
	New Jersey (Middlesex Water Co) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,686,765
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series A, 5.25% due 12/15/2021	1,000,000	1,044,880
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	500,000	522,940
	State of New Jersey (COVID-19 GO Emergency Bonds) GO,
	Series A,
	4.00% due 6/1/2023	1,000,000	1,084,780
	5.00% due 6/1/2024 - 6/1/2025	1,500,000	1,764,270
	Tobacco Settlement Financing Corp., Series A, 5.00% due 6/1/2021	1,790,000	1,824,511
	Township of Moorestown GO, 2.50% due 7/30/2021	1,000,000	1,013,030
	New Mexico — 3.8%
	City of Albuquerque GO, Series A, 5.00% due 7/1/2022	300,000	321,369
	City of Farmington (Public Service Co. of New Mexico),
	Series B,
[a]	1.875% due 4/1/2033 (put 10/1/2021)	750,000	756,165
[a]	2.125% due 6/1/2040 (put 6/1/2022)	1,000,000	1,018,130
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	500,000	501,965
	City of Las Cruces GO, 5.00% due 8/1/2021	1,500,000	1,541,250
	New Mexico Finance Authority, Series B-GARVEE, 5.00% due 6/15/2021	325,000	332,049
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2021 - 11/1/2022	1,750,000	1,831,677
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2021	400,000	404,136
	State of New Mexico Severance Tax Permanent Fund,
	Series A, 5.00% due 7/1/2023	240,000	268,625
	Series B, 4.00% due 7/1/2023	240,000	262,670
	New York — 7.3%
	County of Nassau GO, Series C, 4.00% due 3/15/2021	1,000,000	1,007,230
	County of Suffolk (Insured: AGM) GO, Series A, 4.00% due 2/1/2021	650,000	651,638
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	1,000,000	1,006,420
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	1,500,000	1,559,850
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, 5.00% due 11/1/2024 - 11/1/2025	2,000,000	2,399,920
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 2/15/2025	1,000,000	1,145,470
	Series B, 5.00% due 3/31/2021	1,000,000	1,011,320
	New York State Housing Finance Agency, Series I, 2.70% due 11/1/2023	1,000,000	1,062,600
	New York State Urban Development Corp., Series D, 5.00% due 3/15/2024	1,000,000	1,103,730
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2022 - 7/1/2024	825,000	883,938
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,018,740
	Town of Oyster Bay (Insured: BAM) GO, Series B, 5.00% due 8/15/2021	500,000	513,960
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	425,000	459,888
	North Carolina — 0.1%
	North Carolina Turnpike Authority, 5.00% due 1/1/2021	200,000	200,000
	North Dakota — 0.6%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,052,200
	Ohio — 2.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	$ 500,000	$ 516,385
[a]	County of Franklin (Trinity Health Corp. Obligated Group), Series OH, 0.22% due 12/1/2046 (put 2/1/2021)	1,000,000	999,890
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,360,991
	Oklahoma — 0.1%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	220,508
	Pennsylvania — 2.4%
	City of Philadelphia GO, Series A, 5.00% due 8/1/2021	750,000	769,290
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO ETM, 5.00% due 8/1/2021	1,000,000	1,027,450
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2022	400,000	421,556
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 4.00% due 9/15/2021	425,000	434,652
	Series B, 5.00% due 9/15/2021	430,000	442,736
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Insured: AGM), 3.00% due 2/1/2021	1,450,000	1,452,813
	South Carolina — 1.3%
[a]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 0.471% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	2,500,000	2,499,000
	South Dakota — 0.5%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2021 - 9/1/2024	870,000	972,296
	Tennessee — 0.7%
	Tennessee Energy Acquisition Corp. (The Gas Project), Series C, 5.00% due 2/1/2023	1,310,000	1,418,285
	Texas — 11.3%
	City of Conroe GO, 5.00% due 3/1/2022 - 3/1/2024	465,000	518,288
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,005,380
[a]	City of Houston (Combined Utility System), Series C, 0.463% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	3,200,000	3,199,011
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2022	1,000,000	1,078,050
	Comal (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/1/2021 - 2/1/2024	1,000,000	1,075,045
[a]	Cypress-Fairbanks (Guaranty: PSF-GTD) ISD GO, Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	925,000	940,503
[a]	Houston (Guaranty: PSF-GTD) ISD GO, Series A-2, 2.25% due 6/1/2039 (put 6/1/2022)	260,000	266,646
	Houston Airport System Revenue,
	Series B,
[b]	5.00% due 7/1/2022	630,000	672,569
	5.00% due 7/1/2023	150,000	166,757
	Little Elm (Guaranty: PSF-GTD) ISD GO, 5.00% due 8/15/2022	1,300,000	1,400,594
	Lower Colorado River Authority, 5.00% due 5/15/2024	500,000	577,125
[a]	North East (Guaranty: PSF-GTD) ISD GO, 2.375% due 8/1/2047 (put 8/1/2022)	285,000	294,707
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2021	1,000,000	1,000,000
[a]	Pflugerville (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	1,200,000	1,237,812
[a]	Prosper (Guaranty: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	783,172
	Richardson (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2021	200,000	201,082
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	524,785
[a]	San Antonio Electric & Gas Systems Revenue, Series B, 2.00% due 2/1/2033 (put 12/1/2021)	400,000	402,312
	San Antonio Water System,
	Series A,
[a]	2.625% due 5/1/2049 (put 5/1/2024)	580,000	623,918
	5.00% due 5/15/2021	1,250,000	1,271,775
[a]	Series B, 2.00% due 5/1/2044 (put 11/1/2022)	405,000	418,300
	State of Texas, 4.00% due 8/26/2021	3,550,000	3,638,998
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	500,000	530,955
	Virginia — 0.8%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,670
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2022 - 1/1/2024	1,000,000	1,078,198
	Washington — 0.5%
[c]	State of Washington GO, 5.00% due 6/1/2024	500,000	575,290
	University of Washington, 5.00% due 4/1/2023	300,000	331,488
	West Virginia — 1.3%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,045,060
[a]	West Virginia (Appalachian Power Co.) EDA, Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,475,431
	Wisconsin — 0.8%
[a]	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System), Series B-4, 5.00% due 11/15/2043 (put 6/1/2021)	1,500,000	1,528,785
	TOTAL LONG-TERM MUNICIPAL BONDS — 68.5% (Cost $128,155,129)		129,649,763

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	SHORT-TERM MUNICIPAL BONDS — 27.3%
	California — 2.4%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge; LOC Bank of Tokyo-Mitsubishi UFJ), Series A2, 0.02% due 4/1/2047 (put 1/8/2021)	$2,450,000	$ 2,450,000
[a]	California Municipal Finance Authority, 0.08% due 11/1/2035 (put 1/4/2021)	530,000	530,000
[a]	State of California (LOC MUFG Union Bank, N.A.) GO, Series B-SUBSER B5, 0.06% due 5/1/2040 (put 1/4/2021)	1,600,000	1,600,000
	Colorado — 1.2%
[a]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A3, 0.10% due 12/1/2031 (put 1/4/2021)	2,355,000	2,355,000
	Florida — 7.7%
	City of Gainesville (Utilities System Revenue; SPA Barclays Bank plc),
[a]	Series A, 0.09% due 10/1/2026 (put 1/4/2021)	1,500,000	1,500,000
[a]	Series C, 0.10% due 10/1/2026 (put 1/4/2021)	1,000,000	1,000,000
[a]	County of Manatee (Florida Power & Light Co.), 0.11% due 9/1/2024 (put 1/4/2021)	1,100,000	1,100,000
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.09% due 10/1/2038 (put 1/4/2021)	3,880,000	3,880,000
[a]	Miami-Dade County (Florida Power & Light Co.) IDA, 0.11% due 6/1/2021 (put 1/4/2021)	3,900,000	3,900,000
[a]	West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.09% due 10/1/2038 (put 1/8/2021)	3,100,000	3,100,000
	Illinois — 0.3%
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA U.S. Bank, N.A.), Series A2, 0.09% due 8/15/2042 (put 1/4/2021)	615,000	615,000
	Indiana — 1.6%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc., Obligated Group; LOC Barclays Bank plc), Series I, 0.08% due 11/1/2037 (put 1/4/2021)	2,950,000	2,950,000
	Minnesota — 0.7%
[a]	City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JPMorgan Chase Bank, N.A), Series B-1, 0.08% due 11/15/2035 (put 1/4/2021)	1,400,000	1,400,000
	Missouri — 0.3%
[a]	Missouri Development Finance Board (Nelson Gallery Foundation) (SPA Northern Trust, Co.), Series A, 0.09% due 12/1/2033 (put 1/4/2021)	580,000	580,000
	New Hampshire — 2.4%
	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.),
[a]	Series A1, 0.08% due 7/1/2035 (put 1/4/2021)	1,700,000	1,700,000
[a]	Series A2, 0.10% due 7/1/2035 (put 1/4/2021)	825,000	825,000
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B, 0.10% due 7/1/2033 (put 1/4/2021)	2,000,000	2,000,000
	New Mexico — 2.3%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.09% due 8/1/2034 (put 1/4/2021)	2,300,000	2,300,000
[a]	University of New Mexico (SPA U.S. Bank, N.A.), Series B, 0.09% due 6/1/2026 (put 1/8/2021)	2,000,000	2,000,000
	New York — 3.2%
	City of New York (SPA Barclays Bank plc) GO,
[a]	Series B5, 0.08% due 10/1/2046 (put 1/4/2021)	500,000	500,000
[a]	Subser F-5, 0.08% due 6/1/2044 (put 1/4/2021)	800,000	800,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series 1, 0.10% due 3/1/2040 (put 1/4/2021)	1,000,000	1,000,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series C, 0.10% due 11/1/2036 (put 1/4/2021)	1,655,000	1,655,000
[a]	New York City Water & Sewer System (LOC Citibank, N.A.), Series F-2, 0.10% due 6/15/2035 (put 1/4/2021)	700,000	700,000
	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.),
[a]	Series A1, 0.08% due 6/15/2044 (put 1/4/2021)	500,000	500,000
[a]	Series AA6, 0.10% due 6/15/2048 (put 1/4/2021)	565,000	565,000
[a]	Triborough Bridge & Tunnel Authority (LOC U.S. Bank N.A.), Series B, 0.10% due 1/1/2031 (put 1/4/2021)	300,000	300,000
	North Carolina — 1.4%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series B, 0.09% due 1/15/2038 (put 1/4/2021)	1,900,000	1,900,000
[a]	Series C, 0.09% due 1/15/2037 (put 1/4/2021)	750,000	750,000
	Texas — 0.5%
[a]	Board of Regents of the University of Texas System, Series B, 0.05% due 8/1/2039 (put 1/8/2021)	855,000	855,000
	Utah — 2.1%
	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series A, 0.09% due 5/15/2037 (put 1/4/2021)	1,500,000	1,500,000
[a]	Series B, 0.09% due 5/15/2037 (put 1/4/2021)	590,000	590,000
[a]	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon), Series A, 0.09% due 2/15/2031 (put 1/4/2021)	1,900,000	1,900,000
	Virginia — 1.2%
[a]	Loudoun County (Howard Hughes Medical Institute) EDA, Series E, 0.09% due 2/15/2038 (put 1/8/2021)	2,300,000	2,300,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 27.3% (Cost $51,600,000)		51,600,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Total Investments — 95.8% (Cost $179,755,129)		$181,249,763
Other Assets Less Liabilities — 4.2%		8,038,516
Net Assets — 100.0%		$189,288,279

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Segregated as collateral for a when-issued security.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.